SEGMENT REPORTING - Summary of Long-lived Assets by Geographical Region (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net long-lived assets	$ 76,750	$ 85,551
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net long-lived assets	47,918	52,627
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net long-lived assets	$ 28,832	$ 32,924